Financial Debt - Schedule of Financial Debt by Currency (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes	$ 2,955.3	$ 2,850.4	$ 2,884.8
Financial debt excluding accrued interests [member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes	2,840.5	2,814.5	2,859.3
US Dollar [member] | Financial debt excluding accrued interests [member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes	1,756.7	1,879.3	1,873.8
Euro [Member] | Financial debt excluding accrued interests [member]
Disclosure of detailed information about borrowings [Line Items]
Aggregate outstanding principal amount of notes	$ 1,083.8	$ 935.2	$ 985.5